Note 12 - Income Taxes (Detail) - Deferred Taxes (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current [Member]
Deferred tax assets:
Allowance for doubtful accounts	$ 2,578	$ 542
Net operating loss carryforwards	1,224
Other deferred tax assets	329	620
Total deferred tax assets	4,131	1,162
Deferred tax liabilities:
Cash to accrual adjustments	(2,154)
Other deferred tax liabilities	(337)	(1,094)
Total deferred tax liabilities	(2,491)	(1,094)
Net deferred tax assets (liabilities)	1,640	68
Noncurrent [Member]
Deferred tax assets:
Basis difference of intangible assets		6,198
Loss on interest rate swap	131	257
Net operating loss carryforwards		51
Shared-based compensation	3,565	766
Tax credits	2,407
Foreign currency translation	960
Other deferred tax assets	1,115	1,114
Total deferred tax assets	8,178	8,386
Deferred tax liabilities:
Basis difference of intangible assets	(4,308)
Basis difference of property and equipment	(1,168)	(538)
Cash to accrual adjustments	(4,758)	(179)
Other deferred tax liabilities	(103)
Total deferred tax liabilities	(10,337)	(717)
Net deferred tax assets (liabilities)	$ (2,159)	$ 7,669